SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Dec. 31, 2023	Jun. 30, 2023
Operating Leases - Lessee
Weighted-average remaining lease term, years	3 years 9 months 18 days	4 years 3 months 18 days
Weighted-average discount rate, %	7.00%	7.00%